Notes Payable	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt
Debt Disclosure [Text Block]

[4] Notes Payable

	September 30,	December 31,
	2011	2010

Notes payable due in equal monthly installments, of $2,500 and one payment on June 30, 2011 equal to the outstanding balance; interest rate of 7.60%.  The notes are collateralized by the assets of the Company. (1)

	$ 72,371	$ 91,517

Notes payable due in equal monthly installments, over 60 months, maturing through April 2014 at interest rates of 10.52%. The notes are collateralized by specific assets of the Company.	58,024	70,169

Total	130,395	161,686
Less: Current Maturities Included in Current Liabilities	92,255	110,060

Total Long-Term Portion of Debt	$ 38,140	$ 51,626

Maturities of long-term debt are as follows:

Twelve months ended
September 30,
2012	$ 92,255
2013	22,081
2014	16,059

Total	$ 130,395

(1) Terms are per the Post Judgment Payment and Forbearance Agreement dated October 9, 2009, between the Company and the bank.  In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgment, less credits for payment made through the date of default.  The Company is in the process of negotiating an extension of the payment terms with the bank.

[5] Notes Payable

	December 31,	December 31,
	2010	2009

Notes payable due in equal monthly installments, monthly payments of $2,500 and one payment on June 30, 2011 equal to the outstanding balance; interest rate of 7.60%. The notes are collateralized by the assets of the Company. (1)	$91,517	$115,259

Notes payable due in equal monthly installments, over 60 months, maturing through April 2014 at interest rates of 10.52%. The notes are collateralized by specific assets of the Company.	70,169	83,074

Notes payable due on demand at interest rate of 10%.	--	21,500

Total	161,686	219,833
Less: Current Maturities Included in Current Liabilities	110,060	69,335

Total Long-Term Portion of Debt	$51,626	$150,498

Maturities of long-term debt are as follows:

Years ended
December 31,
2011	$110,060
2012	20,591
2013	22,865
2014	8,170

Total	$161,686

(1) Terms are per the Post Judgment Payment and Forbearance Agreement dated October 9, 2009 between the company and the bank.  In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgement, less credits for payment made through the date of default.